Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Income Statement [Abstract]
Net Sales	$ 309,912	$ 305,364	$ 951,101	$ 914,360
Cost of Sales	95,642	83,320	273,983	261,083
Gross Profit	214,270	222,044	677,118	653,277
Operating Expenses
Marketing	53,614	43,458	155,933	122,236
General and administrative	94,182	88,775	311,167	315,811
Research and development	36,911	23,192	92,710	73,433
Total Operating Expenses	184,707	155,425	559,810	511,480
Income from Operations	29,563	66,619	117,308	141,797
Other Income
Interest income	229	263	765	744
Other income	480	480	1,440	1,440
Total Other Income	709	743	2,205	2,184
Net income before income taxes	30,272	67,362	119,513	143,981
Provision for income taxes	10,208	22,993	40,300	48,277
Net Income	$ 20,064	$ 44,369	$ 79,213	$ 95,704
Weighted-Average common stock outstanding-basic and diluted	14,935,511	14,935,511	14,935,511	14,935,511